Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued payroll and expense	¥ 334,833	¥ 139,153
Net loss carryforward	455,944	461,305
Financial subsidy	9,739	6,266
Depreciation for property and equipment	96,565	74,429
Unrealized gain from intragroup transactions	34,112	32,160
Provision for allowance for credit losses	24,081	14,903
Deferred tax assets in subtotal	955,274	728,216
Valuation allowance on deferred tax assets	(20,426)	(7,655)
Total deferred tax assets	934,848	720,561
Deferred tax liabilities:
Difference in basis of land use rights	(138,444)	(141,960)
Difference in basis of property and equipment	(147,109)	(105,202)
Difference in basis of intangible assets	(5,903)	(6,925)
Unrealized investment gain	(900)	(900)
Total deferred tax liabilities	¥ (292,356)	¥ (254,987)